Restricted Net Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Net Assets [Line Items]
Net assets (in Dollars)	$ 13,721	$ 12,501
Geographic Distribution, Foreign [Member]
Restricted Net Assets [Line Items]
Annual after tax profit, percentage	10.00%
Registered capital	50.00%
Geographic Distribution, Domestic [Member]
Restricted Net Assets [Line Items]
Annual after tax profit, percentage	10.00%
Registered capital	50.00%